Ordinary Shares	12 Months Ended
Dec. 31, 2018
Ordinary Shares
Ordinary Shares

15. Ordinary Shares

The Company is authorized to issue 75,000,000 ordinary shares.

On March 17, 2016, the Company’s ADS, each representing one-half of one ordinary share, commenced trading on the Nasdaq Global Select Market. Concurrently, the Company issued 3,750,000 ordinary shares in the form of 7,500,000 ADS for gross proceeds of US$101.3 million. On April 13, 2016, the Company issued an additional 330,000 ordinary shares in the form of 660,000 ADS for gross proceeds of US$8.9 million. Issuance costs totaled US$14.2 million, of which US$12.9 million and US$1.3 million were paid in the years ended December 31, 2016 and 2015 respectively.

In October 2017, the Company issued 5,684,905 ordinary shares in the form of 11,369,810 ADS for gross proceeds of US$301.3 million. Issuance costs totaled US$8.6 million.

A summary of ordinary shares transactions (in thousands) is as follows:

	2018	2017	2016
As at January 1	66,447	60,706	56,533
Public offering	—	5,685	4,080
Share option exercises	211	56	93
As at December 31	66,658	66,447	60,706

Each ordinary share is entitled to one vote. The holders of ordinary shares are also entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors of the Company.